Investment Securities (Schedule of Investments, by Type and Length in Continuous Loss Position) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securities Available for Sale [Member]
Estimated fair value, Less than 12 months	¥ 25,741,125	¥ 22,756,499
Unrealized losses, Less than 12 months	172,124	44,551
Estimated fair value, 12 months or more	1,238,149	2,245,383
Unrealized losses, 12 months or more	23,230	51,495
Estimated fair value, Total	26,979,274	25,001,882
Unrealized losses, Total	195,354	96,046
Number of securities, Total	3,780	5,849
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Estimated fair value, Less than 12 months	24,169,306	21,109,870
Unrealized losses, Less than 12 months	95,292	25,459
Estimated fair value, 12 months or more	998,080	1,806,501
Unrealized losses, 12 months or more	16,929	36,640
Estimated fair value, Total	25,167,386	22,916,371
Unrealized losses, Total	112,221	62,099
Number of securities, Total	136	114
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Estimated fair value, Less than 12 months	10,111	10,009
Unrealized losses, Less than 12 months	9	77
Estimated fair value, Total	10,111	10,009
Unrealized losses, Total	9	77
Number of securities, Total	6	3
Securities Available for Sale [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Estimated fair value, Less than 12 months	96,431	822,500
Unrealized losses, Less than 12 months	855	4,404
Estimated fair value, 12 months or more	524	138
Unrealized losses, 12 months or more	1	2
Estimated fair value, Total	96,955	822,638
Unrealized losses, Total	856	4,406
Number of securities, Total	43	122
Securities Available for Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Estimated fair value, Less than 12 months	309,067	431,826
Unrealized losses, Less than 12 months	2,051	4,709
Estimated fair value, 12 months or more	148,667	292,544
Unrealized losses, 12 months or more	1,367	3,725
Estimated fair value, Total	457,734	724,370
Unrealized losses, Total	3,418	8,434
Number of securities, Total	3,155	5,314
Securities Available for Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Estimated fair value, Less than 12 months	528,791	269,805
Unrealized losses, Less than 12 months	10,281	2,269
Estimated fair value, 12 months or more	32,139	76,545
Unrealized losses, 12 months or more	3,012	6,527
Estimated fair value, Total	560,930	346,350
Unrealized losses, Total	13,293	8,796
Number of securities, Total	281	123
Securities Available for Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Estimated fair value, Less than 12 months		2,946
Unrealized losses, Less than 12 months		250
Estimated fair value, 12 months or more	22,236	47,396
Unrealized losses, 12 months or more	1,276	3,555
Estimated fair value, Total	22,236	50,342
Unrealized losses, Total	1,276	3,805
Number of securities, Total	13	28
Securities Available for Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Estimated fair value, Less than 12 months	16,708	12,546
Unrealized losses, Less than 12 months	56	1,672
Estimated fair value, 12 months or more	35,961	20,705
Unrealized losses, 12 months or more	499	873
Estimated fair value, Total	52,669	33,251
Unrealized losses, Total	555	2,545
Number of securities, Total	23	26
Securities Available for Sale [Member] | Marketable Equity Securities [Member]
Estimated fair value, Less than 12 months	610,711	96,997
Unrealized losses, Less than 12 months	63,580	5,711
Estimated fair value, 12 months or more	542	1,554
Unrealized losses, 12 months or more	146	173
Estimated fair value, Total	611,253	98,551
Unrealized losses, Total	63,726	5,884
Number of securities, Total	123	119
Securities Being Held to Maturity [Member] | Debt Securities [Member]
Estimated fair value, Less than 12 months	457,675	94,640
Unrealized losses, Less than 12 months	5,141	320
Estimated fair value, 12 months or more	174,093	138,402
Unrealized losses, 12 months or more	1,286	233
Estimated fair value, Total	631,768	233,042
Unrealized losses, Total	6,427	553
Number of securities, Total	274	235
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Estimated fair value, Less than 12 months	191,109	85,069
Unrealized losses, Less than 12 months	1,255	300
Estimated fair value, 12 months or more	47,145
Unrealized losses, 12 months or more	1,196
Estimated fair value, Total	238,254	85,069
Unrealized losses, Total	2,451	300
Number of securities, Total	23	9
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Estimated fair value, Less than 12 months	7,120
Unrealized losses, Less than 12 months	46
Estimated fair value, 12 months or more	0
Unrealized losses, 12 months or more	0
Estimated fair value, Total	7,120
Unrealized losses, Total	46
Number of securities, Total	4
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Estimated fair value, Less than 12 months	259,446	9,571
Unrealized losses, Less than 12 months	3,840	20
Estimated fair value, 12 months or more	126,948	138,402
Unrealized losses, 12 months or more	90	233
Estimated fair value, Total	386,394	147,973
Unrealized losses, Total	¥ 3,930	¥ 253
Number of securities, Total	247	226